UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM 12b-25

Commission File Number 0-28685 NOTIFICATION OF LATE FILING

(Check One):   ☒      Form 10-K      ☐      Form 11-K      ☐      Form 20-F    ☐      Form 10-QSB      ☐      Form N-SAR

For Period Ended: 09-30-2006
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

PART I — REGISTRANT INFORMATION

TechnoConcepts Inc.
Full Name of Registrant

Former Name if Applicable
6060 Sepulueda Blvd
Address of Principal Executive Office (Street and Number)

Van Nuys, CA 91411
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will ☒ be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

TechnoConcepts, Inc. (the “Company”) could not file its annual report on Form 10-KSB for the fiscal year ended September 30, 2006 within the prescribed time period for such filing because of an uncertainty as to, among other things, (i) whether certain intellectual property and other intangible assets the Company acquired through the consummation of a business combination in February 2004 should have been capitalized, (ii) if capitalization of the intellectual property and other assets was appropriate, whether there was evidence of an impairment in the carrying value of such assets, (iii) the Company’s accounting with respect to goodwill, and (iv) the Company’s accounting for its acquisition of Asante Technologies, Inc., a transaction completed in June 2005. The staff of the SEC’s Division of Corporation Finance raised issues regarding these matters in a series of comment letters. For more information, see the Company’s current report on Form 8-K filed with the SEC on October 6, 2006. The Company intends to seek closure with the SEC staff with respect to these issues, and, if appropriate, determine the nature of any required restatement of prior period financial statements, prior to filing its annual report on Form 10-KSB for the fiscal year ended September 30, 2006.

PART IV — OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Michael Handelman (818) 988-7976
(Name) (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes  ☐ No

(3) Is it anticipated that any significant change in results of operation for the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes  ☐ No

TechnoConcepts Inc.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 2, 2007	By:	/s/ Michael Handelman
Michael Handelman Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the Registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL
CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001)

GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240/12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must have been completed and filed with the Securities and Exchange Commission, Washington D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.